Loans (Details 8) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Loan delinquency
Total retained loans	$ 675,437	$ 685,498	$ 706,841
Credit Card [Member] | California [Member]
Loan delinquency
Total retained loans	16,660	18,104
California [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	14,269	15,454
California [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	2,391	2,650
Credit Card [Member] | New York [Member]
Loan delinquency
Total retained loans	9,772	10,572
New York [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	8,839	9,540
New York [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	933	1,032
Credit Card [Member] | Texas [Member]
Loan delinquency
Total retained loans	9,615	10,223
Texas [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	8,700	9,217
Texas [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	915	1,006
Credit Card [Member] | Florida [Member]
Loan delinquency
Total retained loans	7,289	7,889
Florida [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	6,240	6,724
Florida [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	1,049	1,165
Credit Card [Member] | Illinois [Member]
Loan delinquency
Total retained loans	6,961	7,619
Illinois [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	6,472	7,077
Illinois [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	489	542
Credit Card [Member] | Ohio [Member]
Loan delinquency
Total retained loans	4,912	5,436
Ohio [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	4,550	5,035
Ohio [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	362	401
Credit Card [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	5,074	5,564
New Jersey [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	4,628	5,070
New Jersey [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	446	494
Credit Card [Member] | Michigan [Member]
Loan delinquency
Total retained loans	3,815	4,229
Michigan [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	3,569	3,956
Michigan [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	246	273
Credit Card [Member] | Virginia [Member]
Loan delinquency
Total retained loans	3,069	3,315
Virginia [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	2,802	3,020
Virginia [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	267	295
Credit Card [Member] | Pennsylvania [Member]
Loan delinquency
Total retained loans	4,456	4,945
Pennsylvania [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	4,073	4,521
Pennsylvania [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	383	424
Credit Card [Member] | Washington [Member]
Loan delinquency
Total retained loans	2,329	2,491
Washington [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	1,932	2,053
Washington [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	397	438
Credit Card [Member] | Georgia [Member]
Loan delinquency
Total retained loans	2,958	3,232
Georgia [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	2,599	2,834
Georgia [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	359	398
Credit Card [Member] | All other [Member]
Loan delinquency
Total retained loans	47,881	51,905
All other [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	43,710	47,290
All other [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	4,171	4,615
Credit Card [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	120,333	129,918
Current and less than 30 days past due and still accruing [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	108,748	117,248
Current and less than 30 days past due and still accruing [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	11,585	12,670
Credit Card [Member] | 30-89 days past due and still accruing [Member]
Loan delinquency
Total retained loans	2,043	2,551
30-89 days past due and still accruing [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	1,693	2,092
30-89 days past due and still accruing [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	350	459
Credit Card [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	2,413	3,053
90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
90 days or more past due and still accruing [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	1,940	2,449
90 days or more past due and still accruing [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	473	604
Credit Card [Member]
Loan delinquency
Total retained loans	124,791	135,524
Nonaccrual loans	2	2
Retained Loans, Percentage, Equal or Greater than 30 Days Past Due	3.57%	4.14%
Retained Loans, Percentage, Equal or Greater than 90 Days Past Due	1.93%	2.25%
Percentage of portfolio with estimated refreshed FICO scores(e):
Retained Loans, Percentage, Fico Score 660 Or Greater	78.40%	77.90%
Less than 660	21.60%	22.10%
Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	112,383	121,791
Nonaccrual loans	2	2
Retained Loans, Percentage, Equal or Greater than 30 Days Past Due	3.23%	3.73%
Retained Loans, Percentage, Equal or Greater than 90 Days Past Due	1.73%	2.01%
Percentage of portfolio with estimated refreshed FICO scores(e):
Retained Loans, Percentage, Fico Score 660 Or Greater	80.90%	80.60%
Less than 660	19.10%	19.40%
Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	12,408	13,733
Nonaccrual loans	$ 0	$ 0
Retained Loans, Percentage, Equal or Greater than 30 Days Past Due	6.63%	7.74%
Retained Loans, Percentage, Equal or Greater than 90 Days Past Due	3.81%	4.40%
Percentage of portfolio with estimated refreshed FICO scores(e):
Retained Loans, Percentage, Fico Score 660 Or Greater	58.20%	56.40%
Less than 660	41.80%	43.60%